VESSELS AND EQUIPMENT, NET - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
VESSELS AND EQUIPMENT, NET [Abstract]
Vessels and Equipment, Net
The capitalized cost of the vessels and equipment, and the related accumulated depreciation at June 30, 2013 and December 31, 2012 were as follows:

	At June 30, 2013 (unaudited)	At December 31, 2012

Ocean-going vessels	$120,546	$115,375
River barges and pushboats	411,926	411,820
PSVs	245,527	223,032
Advances for PSV construction	36,455	53,496
Furniture and equipment	12,433	11,822
Building, land, operating base and shipyard	55,829	54,902
Total original book value	882,716	870,447
Accumulated depreciation	(241,607)	(222,928)
Net book value	$641,109	$647,519

The capitalized cost of the vessels and equipment, and the related accumulated depreciation at December 31, 2012 and 2011 were as follows:

	At December 31,
	2012	2011

Ocean-going vessels	$115,375	$127,468
River barges and pushboats	411,820	398,391
PSVs	223,032	199,453
Advances for PSV construction	53,496	68,149
Furniture and equipment	11,822	10,458
Building, land, operating base and shipyard	54,902	52,491
Total original book value	870,447	856,410
Accumulated depreciation	(222,928)	(184,965)
Net book value	$647,519	$671,445